August 30, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN:  Ms. Patsy Mengiste, Document Control - EDGAR

Re:    AXP Special Tax-Exempt Series Trust
       File No. 33-5102/811-4647

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statment or Amendment has been filed electronically.

Sincerely,

AXP SPECIAL TAX-EXEMPT SERIES TRUST




/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg
    Vice President, General Counsel and Secretary

LLO/MML/ps